Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes
Undistributed earnings of non-U.S. subsidiaries	$ 37,900,000,000
A reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	5,293,000,000	4,790,000,000	3,898,000,000
Additions based on tax positions related to the current year	672,000,000	1,054,000,000	554,000,000
Additions for tax positions of prior years	379,000,000	1,768,000,000	634,000,000
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(538,000,000)	(1,659,000,000)	(277,000,000)
Settlements	(231,000,000)	(660,000,000)	(19,000,000)
Balance at December 31	5,575,000,000	5,293,000,000	4,790,000,000
Unrecognized tax benefit on certain foreign tax losses appealed with taxing authority	1,557,000,000	1,475,000,000
Offsetting tax benefits associated with the correlative effects of potential transfer pricing adjustments, state income taxes and timing adjustments benefit	485,000,000
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	5,090,000,000	4,849,000,000	4,213,000,000
Recognized interest expense (benefit) and penalties	129,000,000	(15,000,000)	193,000,000
Interest and penalties accrued	461,000,000	374,000,000
Significant reduction in unrecognized tax benefits that is reasonably possible in the next 12 months	$ 138,000,000